CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW (Unaudited) - USD ($)		2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2015	Sep. 18, 2014
Cash flows from operating activities
Net income (loss) from continuing operations		$ (315,602)	$ (353,605)	$ (32,281)	$ (70)
Adjustments to reconcile net loss to net cash used by operating activities:
(Increase) decrease in deposit		(3,815)
(Increase) decrease in prepayment		(3,815)	(3,496,185)
(Increase) decrease in due from related party			350,000
Increase (decrease) in other payable		300,000	(300,000)
Increase (decrease) in due to related party		22,517	(22,517)
Increase (decrease) in due to shareholder		46,586	(46,586)
Increase (decrease) in accounts payable			11,446
Net cash used in operating activities		45,871	(3,857,447)
Cash flows from investing activities
Net cash provided (used) by investing activities
Cash flows from financing activities
Proceeds from short term loans			2,050,000
Proceeds from issuance of shares		948,959	897,521
Net cash provided(used) by financing activities		948,959	2,947,521
Effect Of Exchange Rates On Cash
Net increase(decrease) in cash		994,830	(909,926)
Cash, beginning of period			994,830
Cash, end of period		994,830	84,904	994,830
Supplemental disclosure of non-cash activities:
Interest paid
Income taxes paid
Metu Brands, Inc [Member]
Cash flows from operating activities
Net income (loss) from continuing operations	$ (23,235)			(32,281)	(70)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued as compensation	0			30,000	0
(Increase) decrease in accounts receivable	0			0	1,238
(Increase) decrease in inventory	(795)			521	0
Increase (decrease) in accrued expenses	17,235			5,120	0
Net cash used in operating activities	(6,795)			3,360	1,168
Cash flows from investing activities
Acquisition of intangible assets	(64,594)			0	0
Net cash provided (used) by investing activities	(64,594)			0	0
Cash flows from financing activities
Fresh start adjustment	30,389			0	0
Capital injection to bankruptcy trustee	25,000			0	0
Proceeds from related party	9,000			0	0
Proceeds from note payable	7,000			0	0
Net cash provided(used) by financing activities	71,389			0	0
Net increase(decrease) in cash	0			3,360	1,168
Cash, beginning of period			$ 3,360	0	618
Cash, end of period	0	$ 3,360		3,360	0
Supplemental disclosure of non-cash activities:
Interest paid	0			0	0
Income taxes paid	0			0	0
Supplemental disclosure of cash flow information
Fresh start adjustment	0			0	30,550,328
Bankruptcy reorganization	$ 0			$ 0	$ 1,880,244